Condensed Consolidated Statement of Operations - Other Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue
Total revenue						$ 31,789
Cost of goods sold
Direct costs
Direct costs - related party						31,617
Total cost of goods sold						31,617
Gross profit						172
Operating expenses
General and administrative expenses	61,370	129,416	169,757	276,695	447,783	487,700
Management fees - related party	10,000	19,500	30,000	39,000	80,500	78,000
Total operating expenses	71,370	148,916	199,757	315,695	528,283	565,700
Loss from operations	(71,370)	(148,916)	(199,757)	(315,695)	(528,283)	(565,528)
Other expenses
Interest expense	41,551	10,258	49,913	12,091
Interest expense - related party	4,584	58,060	35,719	94,155	233,345	79,622
Change in fair value earn-out		4,547	4,875	8,943	18,463	15,418
Total other expenses	46,135	72,865	90,507	115,189	251,808	95,040
Net loss from continuing operations	(117,505)	(221,781)	(290,264)	(430,884)	(780,091)	(660,568)
Net income (loss) from discontinued operations (including loss on disposal of 789,425)	(845,803)	112,319	(944,831)	196,396	67,650	59,833
Net loss	$ (963,308)	$ (109,462)	$ (1,235,095)	$ (234,488)	$ (712,441)	$ 600,735
Basic	$ (0.20)	$ (0.60)	$ (0.80)	$ (1.20)	$ (1.86)	$ (1.74)
Diluted	(0.20)	(0.60)	(0.80)	(1.20)	(1.86)	(1.74)
Basic	(2.40)	0.2	(3.20)	0.6	0.18	0.16
Diluted	$ (2.40)	$ 0.2	$ (3.20)	$ 0.6	$ 0.18	$ 0.16
Weighted average common shares outstanding
Basic	394,105	381,051	390,126	380,365	382,233	379,301
Diluted	394,105	381,051	390,126	380,365	382,233	379,301
Sales [Member]
Revenue
Total revenue
Cost of goods sold
Direct costs
Sales - Related Party [Member]
Revenue
Total revenue						$ 31,789